CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT(Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issuance shares for exercise of stock options	¥ 7,992	¥ 783